Share Based Compensation - Schedule of Number, weighted Average Exercise Prices and Weighted-average Grant Date Fair Value of Share Options (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares
2014 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	0	911,064	1,412,772
Exercised		(155,342)	(479,788)
Forfeited			(21,920)
Transferred to 2024 Share Incentive Plan		(755,722)
Number of options outstanding ending balance	0	0	911,064
Number of options Vested and expected to vest			911,064
Number of options exercisable			911,064
Number of options non vested			0
Weighted-average exercise price options outstanding beginning balance | $ / shares		$ 0.2	$ 0.22
Weighted-average exercise price options Vested and expected to vest | $ / shares			0.2
Weighted-average exercise price options exercised | $ / shares		0.24	0.25
Weighted-average exercise price options forfeited | $ / shares			0.27
Weighted-average exercise price options transferred to 2024 share incentive plan | $ / shares		$ 0.19
Weighted-average exercise price options outstanding ending balance | $ / shares			0.2
Weighted-average exercise price options exercisable | $ / shares			$ 0.2
Weighted-average grant date fair value options outstanding beginning balance | $		$ 1.95	$ 1.93
Weighted-average grant date fair value options exercised | $		1.91	1.9
Weighted-average grant date fair value options forfeited | $			1.93
Weighted-average grant date fair value options outstanding ending balance | $			1.95
Weighted-average grant date fair value options vested and expected to vest | $			1.95
Weighted-average grant date fair value options exercisable | $			$ 1.95
Weighted-average grant date fair value options transferred to share incentive plan | $		$ 1.96
2017 Restricted Share Scheme and 2017 Option Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	0	43,813,426	48,104,542
Granted		837,458	1,958,914
Exercised		(5,265,754)	(3,851,238)
Forfeited		(718,272)	(2,398,792)
Transferred to 2024 Share Incentive Plan		(38,666,858)
Number of options outstanding ending balance	0	0	43,813,426
Number of options Vested and expected to vest			42,189,736
Number of options exercisable			21,062,538
Number of options non vested			22,750,888
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 0	$ 3.74	$ 3.65
Weighted-average exercise price options Vested and expected to vest | $ / shares			3.77
Weighted-average exercise price options granted | $ / shares		5.26	3.81
Weighted-average exercise price options exercised | $ / shares		2.81	2.16
Weighted-average exercise price options forfeited | $ / shares		2.53	4.49
Weighted-average exercise price options transferred to 2024 share incentive plan | $ / shares		3.92
Weighted-average exercise price options outstanding ending balance | $ / shares	$ 0	$ 0	3.74
Weighted-average exercise price options exercisable | $ / shares			4.65
Weighted-average exercise price options non vested | $ / shares			$ 2.9
Weighted-average grant date fair value options outstanding beginning balance | $	$ 0	$ 1.93	$ 1.89
Weighted-average grant date fair value options granted | $		3.07	2.18
Weighted-average grant date fair value options exercised | $		1.46	1.42
Weighted-average grant date fair value options forfeited | $		1.33	2.15
Weighted-average grant date fair value options outstanding ending balance | $	$ 0	0	1.93
Weighted-average grant date fair value options vested and expected to vest | $			1.94
Weighted-average grant date fair value options exercisable | $			2.42
Weighted-average grant date fair value options transferred to share incentive plan | $		$ 2.03
Weighted-average grant date fair value options non vested | $			$ 1.47
2024 Share Incentive Plan
Disclosure Of Share Based Compensation [Line Items]
Number of options outstanding beginning balance	36,755,376	0
Transferred from other plans		39,422,580
Granted	3,230,414	483,372
Exercised	(16,221,854)	(2,372,196)
Forfeited	(1,928,084)	(778,380)
Number of options outstanding ending balance	21,835,852	36,755,376	0
Number of options Vested and expected to vest	21,326,552	35,878,888
Number of options exercisable	13,714,136	23,228,552
Number of options non vested	8,121,716	13,526,824
Weighted-average exercise price options outstanding beginning balance | $ / shares	$ 3.92	$ 0
Weighted-average exercise price options Vested and expected to vest | $ / shares	3.71	3.94
Weighted average exercise price of share options transferred from other plans | $ / shares		3.85
Weighted-average exercise price options granted | $ / shares	6.55	7.5
Weighted-average exercise price options exercised | $ / shares	4.65	3.14
Weighted-average exercise price options forfeited | $ / shares	4.38	5.3
Weighted-average exercise price options outstanding ending balance | $ / shares	3.72	3.92	$ 0
Weighted-average exercise price options exercisable | $ / shares	3.5	4.44
Weighted-average exercise price options non vested | $ / shares	$ 4.09	$ 3.02
Weighted-average grant date fair value options outstanding beginning balance | $	$ 2.06	$ 0
Weighted average grant date fair value of share options transferred from share incentive plans | $		2.02
Weighted-average grant date fair value options granted | $	3.82	4.08
Weighted-average grant date fair value options exercised | $	2.29	1.75
Weighted-average grant date fair value options forfeited | $	2.41	2.34
Weighted-average grant date fair value options outstanding ending balance | $	2.12	2.06	$ 0
Weighted-average grant date fair value options vested and expected to vest | $	2.12	2.07
Weighted-average grant date fair value options exercisable | $	2.01	2.33
Weighted-average grant date fair value options non vested | $	$ 2.31	$ 1.61